Dec. 22, 2022
First Eagle Fund of America
First Eagle Fund of America

FIRST EAGLE FUNDS

First Eagle Fund of America

1345 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10105
(800) 334-2143

SUPPLEMENT DATED DECEMBER 22, 2022
TO SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION, EACH DATED MARCH 1, 2022,
AS MAY BE AMENDED OR SUPPLEMENTED

This Supplement is intended to highlight certain changes to the Summary Prospectus, Prospectus and Statement of Additional Information of First Eagle Fund of America (the “Fund”), each dated March 1, 2022, as may be amended or supplemented. Please review these matters carefully.

Important Notice re Change of Name, 80% Investment Policy and Investment Strategy

At a meeting of the Board of Trustees (the “Board”) of First Eagle Funds (the “Trust”) held on December 14, 2022, the Board approved changes to the Fund’s name, 80% investment policy and principal investment strategy (as summarized below).

These changes are not expected to result in changes to the Fund’s investment philosophy, or significantly alter the composition of the Fund’s portfolio. They will be implemented contemporaneous with the effectiveness of an amendment to the Fund’s registration statement, which is expected to be on or about March 1, 2023. Until that time, this information may change.

The following summarizes the changes to the Fund’s name, 80% investment policy and principal investment strategy:

	Current	Effective on or about March 1, 2023
Name:	First Eagle Fund of America	First Eagle Rising Dividend Fund
80% Investment Policy and Principal Investment Strategy:	To achieve its objective of capital appreciation and current income, under normal circumstances the Fund will primarily invest in domestic stocks and, to a lesser extent,

To achieve its objective of capital appreciation and current income, under normal circumstances the Fund will primarily invest in domestic stocks and, to a lesser extent, debt and foreign equity instruments (including American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts).

debt and foreign equity instruments (including American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts).

Normally, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) are invested in domestic equity and debt instruments.
Such investments include common stock, hybrid instruments such as preferred stock and convertible securities, warrants, corporate bonds, repurchase agreements, real estate investment trusts and derivatives. The Fund “counts” derivative positions on these instruments for purposes of this 80% allocation, and in doing so, values each position at the price at which it is held on the Fund’s books (generally market price).
At least 65% of the Fund’s net assets will be income-producing, including equity, hybrid, option and debt securities. That generally means that at least 65% of the Fund’s net assets (plus any borrowings for investment purposes) will be allocated to such investments that pay a dividend or other related income.

Normally, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) are invested in dividend paying equity securities where the dividends are expected to increase over time.
Such investments include common stock, hybrid instruments such as preferred stock and convertible securities, and real estate investment trusts. The Fund also may invest in warrants, corporate bonds and other debt instruments, repurchase agreements and derivatives.
In selecting companies for investment, the Adviser seeks to identify what it considers to be high quality companies. While a company selected for investment may not meet all of these characteristics, the Adviser considers a high quality company to demonstrate, in the opinion of the Adviser, some or all of the following: durable competitive advantage(s); conservative capital structure; prudent management; and attractive financial metrics, including the capacity to grow dividends.

In selecting companies for investment, the Adviser seeks to identify what it considers to be high quality companies. While a company selected for investment may not meet all of these characteristics, the Adviser considers a high quality company to demonstrate, in the opinion of the Adviser, some or all of the following: durable competitive advantage(s); conservative capital structure; prudent management; and attractive financial metrics.

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The information in this Supplement modifies (and if inconsistent, replaces) information contained in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, each dated March 1, 2022, as may be amended or supplemented.